Financial instruments and commitments - Maturities of Financial Liabilities and Purchase Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Carrying amount
Due to merchants	$ 720,874	$ 443,394
Carrying amount	508,595	215,253
Segregated funds	(720,874)	$ (443,394)
Liquidity risk
Carrying amount
Trade and other payables (excluding sales tax)	91,490
Due to merchants	720,874
Carrying amount	500,282
Lease liabilities	8,313
Other liabilities	17,736
Contractual commitments	0
Financial liabilities and purchase commitments	1,338,695
Segregated funds	(720,874)
Financial liabilities and purchase commitments, net of segregated funds	617,821
Contractual cash flows
Trade and other payables (excluding sales tax)	91,490
Due to merchants	720,874
Credit facilities	557,591
Lease liabilities	11,258
Other liabilities	16,540
Contractual commitments	3,899
Financial liabilities and purchase commitments	1,401,652
Segregated funds	(720,874)
Financial liabilities and purchase commitments, net of segregated funds	680,778
Less than 1 year | Liquidity risk
Contractual cash flows
Trade and other payables (excluding sales tax)	91,490
Due to merchants	720,874
Credit facilities	20,402
Lease liabilities	3,290
Other liabilities	12,317
Contractual commitments	1,098
Financial liabilities and purchase commitments	849,471
Segregated funds	(720,874)
Financial liabilities and purchase commitments, net of segregated funds	128,597
1 to 5 years | Liquidity risk
Contractual cash flows
Trade and other payables (excluding sales tax)	0
Due to merchants	0
Credit facilities	537,189
Lease liabilities	6,078
Other liabilities	4,223
Contractual commitments	2,801
Financial liabilities and purchase commitments	550,291
Segregated funds	0
Financial liabilities and purchase commitments, net of segregated funds	550,291
More than 5 years | Liquidity risk
Contractual cash flows
Trade and other payables (excluding sales tax)	0
Due to merchants	0
Credit facilities	0
Lease liabilities	1,890
Other liabilities	0
Contractual commitments	0
Financial liabilities and purchase commitments	1,890
Segregated funds	0
Financial liabilities and purchase commitments, net of segregated funds	$ 1,890